real estate joint ventures (Tables)	12 Months Ended
Dec. 31, 2017
real estate joint ventures
Schedule of real estate joint ventures financial information

As at December 31 (millions)	2017	2016
ASSETS
Current assets
Cash and temporary investments, net	$20	$15
Escrowed deposits for tenant inducements and liens	1	5
Sales contract deposits held by arm’s-length trustee	—	2
Other	4	6
Property under development — residential condominiums (subject to sales contracts)	—	13

	25	41

Non-current assets
Property under development — investment property	194	121
Investment property	256	261

	450	382

	$475	$423

LIABILITIES AND OWNERS’ EQUITY
Current liabilities
Accounts payable and accrued liabilities	$13	$18
Sales contract deposits
Payable	—	3
Held by arm’s-length trustee	—	2
Current portion of 3.7% mortgage and senior secured 3.4% bonds	5	4
Construction holdback liabilities	10	7

	28	34

Non-current liabilities
Construction credit facilities	141	63
3.7% mortgage due September 2024	27	—
Senior secured 3.4% bonds due July 2025	208	213

	376	276

Liabilities	404	310

Owners’ equity
TELUS 1	29	48
Other partners	42	65

	71	113

	$475	$423

(1)

The equity amounts recorded by the real estate joint ventures differ from those recorded by us by the amount of the deferred gains on our real estate contributed and the valuation provision we have recorded in excess of that recorded by one of the real estate joint ventures.

Years ended December 31 (millions)	2017	2016
Revenue
From investment property	$34	$34
From sale of residential condominiums	$19	$262
Depreciation and amortization	$8	$8
Interest expense 1	$8	$10
Net income (loss) and comprehensive income (loss) 2	$(6)	$72

(1)	During the year ended December 31, 2017, the real estate joint ventures capitalized $3 (2016 — $4) of financing costs.

(2)

As the real estate joint ventures are partnerships, no provision for income taxes of the partners is made in determining the real estate joint ventures’ net income (loss) and comprehensive income (loss).

Schedule of joint ventures investment activity

Years ended December 31 (millions)	2017			2016
	Loans and receivables 1	Equity 2	Total	Loans and receivables 1	Equity 2	Total
Related to real estate joint ventures’ statements of income and other comprehensive income
Comprehensive income (loss) attributable to us 3	$—	$2	$2	$—	$33	$33
Related to real estate joint ventures’ statements of financial position
Items not affecting currently reported cash flows
Recognition of gain initially deferred on our real estate initially contributed	—	1	1	—	8	8
Construction credit facilities financing costs charged by us and other (Note 7)	—	—	—	1	—	1
Cash flows in the current reporting period
Construction credit facilities
Amounts advanced	26	—	26	33	—	33
Amounts repaid	—	—	—	(63)	—	(63)
Financing costs paid to us	—	—	—	(1)	—	(1)
Repayment of funds advanced	—	—	—	(18)	—	(18)
Funds repaid to us and earnings distributed	—	(18)	(18)	—	(21)	(21)

Net increase (decrease)	26	(15)	11	(48)	20	(28)
Real estate joint ventures carrying amounts
Balance, beginning of period	21	30	51	69	25	94
Valuation provision	—	—	—	—	(15)	(15)

Balance, end of period	$47	$15	$62	$21	$30	$51

(1)

Loans and receivables are included in our Consolidated statements of financial position as Real estate joint venture advances and are comprised of advances under construction credit facilities (see (d)) and, prior to its repayment during the year ended December 31, 2016, an $18 mortgage on the TELUS Garden residential condominium tower.

(2)	We account for our interests in the real estate joint ventures using the equity method of accounting.
(3)

As the real estate joint ventures are partnerships, no provision for income taxes of the partners is made in determining the real estate joint ventures’ net income (loss) and comprehensive income (loss); provision for income taxes is made in determining the comprehensive income (loss) attributable to us.

Schedule of construction credit facility

As at December 31 (millions)	Note	2017	2016
Construction credit facilities commitment — TELUS Corporation
Undrawn	4(c)	$67	$93
Advances		47	21

		114	114
Construction credit facilities commitment — other		228	228

		$342	$342